Operating Leases	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Leases [Abstract]
Operating Leases

NOTE 5 – LEASES

We lease office, manufacturing, and warehouse space in Scottsdale and Payson, AZ and Manitowoc, WI under contracts we classify as operating leases. None of our leases are financing leases. The Payson lease has an option to renew for five years, and the Manitowoc lease has an option to renew for the three years. As of June 30, 2019, we are fairly certain that we will exercise the renewal options on both leases, and we have included such renewal options in the lease liabilities and the disclosures herein. The Scottsdale lease does not include a renewal option.

As of June 30, 2019, the current portion of our operating lease liability was $483,872 and is reported as a current liability.

Consolidated lease expense for the three months ended June 30, 2019 was $124,500 including $117,243 of operating lease expense and $7,257 of other lease associated expenses such as association dues, taxes, utilities, and other month to month rentals.

Futures minimum lease payments under non-cancellable leases as of June 30, 2019 are as follows:

Years Ended March 31,
2020	$519,922
2021	693,229
2022	693,229
2023	693,229
2024	640,118
Thereafter	2,168,932
5,408,659
Less: Interest	(1,001,737)
$4,406,922

Right of Use Assets and Operating Lease Liabilities on the Balance Sheet:

June 30, 2019
Current portion	$483,872
Long-term, net of current portion	3,923,050
$4,406,922

NOTE 13 – OPERATING LEASES

We are obligated under a triple-net operating lease for our 20,000 square foot manufacturing facility located in Payson, Arizona. The terms of the lease require a payment of approximately $10,000 per month, which includes an estimate for utilities, taxes, and repairs. This lease expires in November of 2021.

We believe this facility will be adequate to meet our needs in the near future. However, we are making plans to expand our building footprint to accommodate additional automation equipment. We intend to pay for these improvements using working capital and will amortize the costs over the remaining lease period.

The following table outlines our future contractual financial obligations associated with this lease by fiscal year in which payment is expected, as of March 31, 2019:

	2020	2021	2022	Total
Payson Lease	$120,000	$120,000	$80,000	$320,000

Our executive offices are located in Scottsdale, Arizona where we lease 21,000 square feet of office and warehouse space for $17,702, which will increase by approximately 4.4% each year. This space houses our principal executive, administration, marketing, and research and development functions. The lease expires in December of 2023.

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	Total
Scottsdale Lease	$216,591	$226,587	$236,583	$246,580	$147,240	$1,073,581

Our ammunition casing operations are located in Manitowoc, Wisconsin where we lease approximately 50,000 square feet. The terms of the lease provide for a monthly payment of approximately $32,844. The lease expires in March of 2026 and can be renewed every three years thereafter.

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	Total
Manitowoc Lease	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$2,758,896

Additional offices are located in Scottsdale, Arizona where we lease approximately 5,000 square feet under a month-to-month triple net lease for $3,800 per month. Our Chief Executive Officer owns the building in which these offices are leased.

Total lease and rent expense for the year ended March 31, 2019, for the three months ended March 31, 2018 and the year ended December 31, 2017 were $272,700, $47,400 and $199,950, respectively.

In connection with the acquisition of the casing division of Jagemann Stamping Company, a promissory note was executed. The promissory note, under which $500,000 was paid on March 25, 2019 using funds raised for the acquisition, had a remaining balance at March 31, 2019 of $9,900,000. On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020. The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full. In May of 2019, the Company paid $1,500,000 on the balance of the Note. As of March 31, 2019, we accrued interest of $22,196 related to the note.